Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Operating lease [Member]
Statement [LineItems]
Future Minimum Rentals Receivable Under Non-cancellable Operating Leases

Future minimum rentals receivable under non-cancellable operating leases as at December 31 are as follows:

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Within one year
- With related parties	102	184	29
- With third parties	1,624	1,438	227
After one year but not more than five years
- With related parties	—	268	42
- With third parties	1,855	2,491	394
More than five years
- With third parties	268	1,310	207

	3,849	5,691	899

Future Minimum Lease Payments

Future minimum rentals payable under non-cancellable operating leases as at December 31 are as follows:

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Within one year
- With related parties	800	5,578	881
- With third parties	11,338	14,058	2,221
After one year but not more than five years
- With related parties	1,399	1,724	272
- With third parties	12,537	14,003	2,212
More than five years
- With third parties	114	—	—

	26,188	35,363	5,586

Finance lease [Member]
Statement [LineItems]
Future Minimum Lease Payments

Future minimum lease payments under finance lease together with the present value of the net minimum lease payments are as follows:

	31.12.2016		31.12.2017
	Minimum lease payments	Present value of payments	Minimum lease payments		Present value of payments
	RMB’000	RMB’000	RMB’000	US$’000	RMB’000	US$’000

Not later than one year	43	38	33	5	33	5
Later than one year but not later than five years	70	70	46	7	46	7

Total minimum lease payments	113	108	79	12	79	12
Less: Amount representing finance charges	(5)	*	*	*	*	*

Present value of minimum lease payments	108	108	79	12	79	12

*	Less than RMB 1 (US$1)